Subsequent events - Disclosure Of Shares Sold Pursuant To Share Purchase Agreement (Details) - Aspire Capital Fund LLC [Member] - Aspire Agreement [Member] - USD ($)											12 Months Ended
	Feb. 13, 2020	Feb. 06, 2020	Jan. 23, 2020	Jan. 18, 2020	Jan. 17, 2020	Jan. 10, 2020	Jan. 08, 2020	Jan. 06, 2020	Jan. 03, 2020	Dec. 23, 2019	Dec. 31, 2019
Disclosure Of Shares Sold Pursuant To Share Purchase Agreement [Line Items]
Issue of equity										$ 423,440	$ 5,304,531
Events After Reporting Period [member]
Disclosure Of Shares Sold Pursuant To Share Purchase Agreement [Line Items]
Common stock shares issued				4,408,048
Issue of equity				$ 2,071,930
January 3, 2020 [Member] | Events After Reporting Period [member]
Disclosure Of Shares Sold Pursuant To Share Purchase Agreement [Line Items]
Common stock shares issued									500,000
Issue of equity									$ 219,600
January 6, 2020 [Member] | Events After Reporting Period [member]
Disclosure Of Shares Sold Pursuant To Share Purchase Agreement [Line Items]
Common stock shares issued								500,000
Issue of equity								$ 229,300
January 8, 2020 [Member] | Events After Reporting Period [member]
Disclosure Of Shares Sold Pursuant To Share Purchase Agreement [Line Items]
Common stock shares issued							400,000
Issue of equity							$ 195,160
January 10, 2020 [Member] | Events After Reporting Period [member]
Disclosure Of Shares Sold Pursuant To Share Purchase Agreement [Line Items]
Common stock shares issued						500,000
Issue of equity						$ 247,550
January 17, 2020 [Member] | Events After Reporting Period [member]
Disclosure Of Shares Sold Pursuant To Share Purchase Agreement [Line Items]
Common stock shares issued					600,000
Issue of equity					$ 303,000
January 23, 2020 [Member] | Events After Reporting Period [member]
Disclosure Of Shares Sold Pursuant To Share Purchase Agreement [Line Items]
Common stock shares issued			600,000
Issue of equity			$ 295,320
February 6, 2020 [Member] | Events After Reporting Period [member]
Disclosure Of Shares Sold Pursuant To Share Purchase Agreement [Line Items]
Common stock shares issued		600,000
Issue of equity		$ 282,000
February 13, 2020 [Member] | Events After Reporting Period [member]
Disclosure Of Shares Sold Pursuant To Share Purchase Agreement [Line Items]
Common stock shares issued	708,048
Issue of equity	$ 300,000